Nota 17 - Intangible assets. Impairment test hypotheses CGU Goodwill in the United States and Turkey (Details)	Mar. 31, 2020	Dec. 31, 2019
United States [Member]
Disclosure Of Impairment Test Hypotheses Line Items
Description Of Discount Rates Applied To Cash Flow Projections	10.30%	10.00%
Description Of Growth Rate Used To Extrapolate Cash Flow Projections	3.00%	3.50%
Turkey [Member]
Disclosure Of Impairment Test Hypotheses Line Items
Description Of Discount Rates Applied To Cash Flow Projections	18.10%	17.40%
Description Of Growth Rate Used To Extrapolate Cash Flow Projections	7.00%	7.00%